RULE 24F-2 NOTICE FOR TEMPLETON CAPITAL ACCUMULATION PLANS

                               FILE NO. 33-37442


i.       This Notice is filed on behalf of Templeton Capital
         Accumulation Plans (the "Plans"), a unit investment trust of which Franklin Templeton Distributors, Inc. is the Sponsor, for the fiscal year ended August 31, 1995.

ii.      None.

iii.     None.

iv.      The Plans sold 1,748,863 Plan shares during the fiscal year.

v. The Plans sold 1,748,863 Plan shares during the fiscal year ended August 31, 1995 in reliance upon its registration of an indefinite amount of Plan shares pursuant to Rule 24f-2 for an actual sales price of $26,758,403. During that period, the Plans redeemed 137,739 shares in an amount of $2,111,239. Because this Notice is filed within 60 days of the end of the Plans' fiscal year, the Plans' filing fee of $8,499.02 is based upon a net sales amount of $24,647,164.*/
                                                      -

         An opinion of counsel stating that the shares sold during the fiscal year ended August 31, 1995 were legally issued, fully paid and non-assessable accompanies this Notice.


                                      /s/ THOMAS M. MISTELE
                                      Franklin Templeton Distributors, Inc.
                                         Sponsor of Templeton Capital
                                              Accumulation Plans
                                      Thomas M. Mistele, Vice President

October 24, 1995


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*/       $26,758,403 - $2,111,239 =  $24,647,164
-

         $24,647,164 x (1/29 x 1%) = $8,499.02










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